Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash And Cash Equivalents
Cash and Cash Equivalents

At December 31, 2012, cash and cash equivalents of the Company’s subsidiary ASMPT amounted to €145,414, which are restricted to be used only in the operations of ASMPT. No further restrictions on usage of cash and cash equivalents exist. The carrying amount approximates their fair value.